Note 39 - Share of profit or loss of entities accounted for using the equity method	12 Months Ended
Dec. 31, 2017
Share of profit or loss of entities accounted for using the equity method
Investments in Entities Accounted for Using the Equity Method

Share of profit or loss of entities accounted for using the equity method

The breakdown of the balance under the heading “Investments in Entities Accounted for Using the Equity Method (see Note 16) in the accompanying consolidated income statements is as follows

Investments in Entities Accounted for Using the Equity Method (Millions of euros)
	Notes	2017	2016	2015
Garanti Group	3	-	-	167
Metrovacesa, S.A.		-	-	(46)
Other		4	25	53
Total		4	25	174